Fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2019
Fixed assets, net
Schedule of leaseback instalments

The scheduled leaseback instalments subsequent to June 30, 2019 are as follows (in thousands):

Instalments due by period ended:
June 30, 2020	$31,304
June 30, 2021	32,522
June 30, 2022	32,521
June 30, 2023	32,522
June 30, 2024	77,127
Total leaseback instalments	205,996
Less: Imputed interest	(61,559)
Total leaseback obligation	144,437
Less: Current leaseback obligation	(14,097)
Leaseback obligation, net of current portion	$130,340